PIMCO Funds

Supplement Dated July 1, 2013 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus (the “Prospectus”),

dated July 31, 2012, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

The following changes are effective October 1, 2013.

The maximum initial sales charge for Class A Shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds is 2.25%.

The portion of the “Classes of Shares – Class A, B, C and R Shares—Class A Shares” section of the Prospectus corresponding to the portion below is deleted in its entirety and replaced with the following:

Class A Shares

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You pay an initial sales charge when you buy Class A shares of any Fund, except the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund. The maximum initial sales charge is 5.50% for the PIMCO Convertible Fund; 2.25% for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds; and 3.75% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

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You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of Class A shares. Please see the Statement of Additional Information for details.

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Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

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You normally do not pay a contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC (0.75% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond,

PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge and, thus, are not subject to a CDSC. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Statement of Additional Information for details.

The table immediately following the second paragraph in the “Classes of Shares – Class A, B, C and R Shares—Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds—Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price		Initial Sales Charge as % of Net Amount Invested
Under $100,000	2.25%		2.30%
$100,000 but under $250,000	1.25%		1.27%
$250,000 +	0.00%	*	0.00%	*
*	As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

The second paragraph of the “Classes of Shares – Class A, B, C and R Shares—Right of Accumulation and Combined Purchase Privilege (Breakpoints)” section of the Prospectus is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.	an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or
2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

3.	an employee benefit plan of a single employer.

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is(are) the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is(are) the trustee(s).

The “Classes of Shares – Class A, B, C and R Shares—Letter of Intent” section of the Prospectus is deleted in its entirety and replaced with the following:

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The maximum intended investment allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds, for which the maximum intended investment amount is $250,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_070113

PIMCO Funds

Supplement Dated July 1, 2013 to the

Strategic Markets Class A, Class B, Class C and Class R Prospectus (dated July 31, 2012), PIMCO EM Fundamental IndexPLUS® AR Fund Class A and Class C Prospectus (dated May 14, 2013), PIMCO Emerging Markets Full Spectrum Bond Fund Class A, Class C and Class R Prospectus (dated January 29, 2013), PIMCO Mortgage Opportunities Fund Class A, Class C and Class R Prospectus (dated October 1, 2012), and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R Prospectus (dated September 5, 2012), each as supplemented from time to time (each, a “Prospectus”)

Disclosure Related to Shareholder Privileges

Effective October 1, 2013, the second paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Right of Accumulation and Combined Purchase Privilege (Breakpoints)” section of each Prospectus is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.	an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or
2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is(are) the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is(are) the trustee(s).

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_070113

PIMCO Funds

Supplement Dated July 1, 2013 to the

Statement of Additional Information (the “SAI”),

dated July 31, 2012, as supplemented from time to time

Disclosure Related to Sales Charges, Shareholder Privileges

and Minimum Investment Amounts

The following changes are effective October 1, 2013.

The following disclosure replaces the row relating to the Automatic Investment Plan in the table in the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Summary of Minimum Investments for Class A and Class C Shares” section of the SAI:

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
Automatic Investment Plan	$250 per Fund	$50 per Fund

The third paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Class R” section of the SAI is deleted in its entirety and replaced with the following:

The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds). If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $499,999 ($249,999 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares; or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $499,999 ($249,999 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.

The first full paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Exempt Transactions” section of the SAI is deleted in its entirety and replaced with the following:

(i) a redemption by a holder of Class A shares who purchased $250,000 or more of Class A Shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond,

PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds (and therefore did not pay an initial sales charge) where pursuant to an agreement between the broker-dealer and the Distributor, the Distributor did not pay at the time of purchase the upfront commission it normally would have paid the broker-dealer but began paying distribution and/or shareholder services fees immediately; and

The “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative – Class A Shares” section of the SAI is deleted in its entirety and replaced with the following:

Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO Convertible, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealRetirement® Income and Distribution, PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2035, PIMCO RealRetirement® 2040, PIMCO RealRetirement® 2045 and PIMCO RealRetirement® 2050 Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested		Discount or Commission to dealers as % of Public Offering Price*
Under $50,000	5.50%	5.82%		4.75%
$50,000 but under $100,000	4.50%	4.71%		4.00%
$100,000 but under $250,000	3.50%	3.63%		3.00%
$250,000 but under $500,000	2.50%	2.56%		2.00%
$500,000 but under $1,000,000	2.00%	2.04%		1.75%
$1,000,000 +	0.00%	0.00%	[1]	0.00%	[2]

PIMCO All Asset, PIMCO Credit Absolute Return, PIMCO Diversified Income, PIMCO EM Fundamental IndexPLUS® AR Strategy, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Fundamental Advantage Absolute Return Strategy, PIMCO Fundamental IndexPLUS® AR, PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO Income, PIMCO International Fundamental IndexPLUS® AR Strategy, PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO

Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Real Income 2019®, PIMCO Real Income 2029®, PIMCO Real Return, PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO Small Company Fundamental IndexPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS®AR Short Strategy, PIMCO Tax Managed Real Return, PIMCO Total Return, PIMCO Unconstrained Bond, PIMCO Unconstrained Tax Managed Bond and PIMCO Worldwide Fundamental Advantage AR Strategy Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**		Initial Sales Charge as % of Net Amount Invested		Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	3.75%		3.90%		3.25%
$100,000 but under $250,000	3.25%		3.36%		2.75%
$250,000 but under $500,000	2.25%		2.30%		2.00%
$500,000 but under $1,000,000	1.75%		1.78%		1.50%
$1,000,000 +	0.00%	[1]	0.00%	[1]	0.00%	[3]

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**		Initial Sales Charge as % of Net Amount Invested		Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%		2.30%		2.00%
$100,000 but under $250,000	1.25%		1.27%		1.00%
$250,000 +	0.00%	[1]	0.00%	[1]	0.00%	[4]

(1)

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.75% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

(2)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, 0.50% of amounts from $5,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(3)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following tiered schedule: 0.75% of the first $1,999,999.99, 0.50% of amounts from $2,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(4)

The Distributor will pay a commission to dealers that sell amounts of $250,000 or more of Class A shares according to the following tiered schedule: 0.75% of the first $1,999,999.99, 0.50% of amounts from $2,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(*)	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(**)

The initial sales charge shown is a percentage of the fund’s public offering price (“POP”), or the price you pay for each share you buy. This price is rounded to the nearest penny. The actual sales charge rate will be shown on your trade confirmation or statement, which—because of rounding—could be more or less than what is shown in the table. Rounding differences could be greater for small purchases or when a fund’s NAV is higher.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

The second paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Right of Accumulation and Combined Purchase Privilege (Breakpoints)” section of the SAI is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.	an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or
2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is(are) the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is(are) the trustee(s).

The “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Letter of Intent” section of the SAI is deleted in its entirety and replaced with the following:

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds, for which the maximum intended investment amount is $250,000). Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, purchases of Class C shares of Eligible Funds will be included, but market appreciation in the value of the shareholder’s shares of Eligible Funds will not be included.

Qualifying investors may purchase shares of the Eligible Funds (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) under a single Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If an investor wishes to enter into a Letter of Intent in conjunction with an initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application or contact their financial firm. A current Class A shareholder desiring to do so may obtain a form to initiate a Letter of Intent by contacting the Funds at 888.87.PIMCO or their financial firm.

Class A shares purchased or held through a Plan Investor or any other employer-sponsored benefit program as well as Class A shares purchased at NAV through “wrap accounts” are not counted for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

The “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Class A Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced with the following:

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds described above under “Initial Sales Charge Alternative—Class A Shares” will be subject to a CDSC of 0.75% if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($250,000 or more in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income

Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Investors Should Retain This Supplement for Future Reference

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